Shareholder Report, Line Graph (Details) - USD ($)						1 Months Ended	4 Months Ended		6 Months Ended	7 Months Ended		10 Months Ended		12 Months Ended		13 Months Ended	16 Months Ended		18 Months Ended	19 Months Ended		22 Months Ended		24 Months Ended	25 Months Ended	28 Months Ended	30 Months Ended	31 Months Ended	34 Months Ended	36 Months Ended	40 Months Ended	42 Months Ended	43 Months Ended	48 Months Ended	54 Months Ended	55 Months Ended	60 Months Ended	66 Months Ended	67 Months Ended	72 Months Ended	78 Months Ended	79 Months Ended	84 Months Ended	90 Months Ended	91 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Sep. 25, 2023	Jun. 21, 2022	May 07, 2018	Apr. 02, 2018	Oct. 31, 2015	Oct. 31, 2023	Jan. 31, 2024	Oct. 31, 2022	Oct. 31, 2018	Apr. 30, 2024	Oct. 31, 2018	Jul. 31, 2024	Apr. 30, 2023	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2024	Jan. 31, 2025	Oct. 31, 2023	Oct. 31, 2019	Apr. 30, 2025	Oct. 31, 2019	Jul. 31, 2025	Apr. 30, 2024	Oct. 31, 2017	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2020	Oct. 31, 2020	Apr. 30, 2025	Oct. 31, 2018	Oct. 31, 2025	Oct. 31, 2021	Oct. 31, 2021	Oct. 31, 2019	Oct. 31, 2022	Oct. 31, 2022	Oct. 31, 2020	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2021	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2022	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000198581 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Fund NAV
Accumulated Value				$ 10,000							$ 9,554										$ 9,153							$ 8,713					$ 12,424			$ 13,639			$ 12,996			$ 13,018			$ 14,866
C000132817 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Fund NAV
Accumulated Value					$ 10,000										$ 10,270									$ 11,000						$ 11,229				$ 11,525			$ 11,616			$ 12,367			$ 11,826			$ 12,967	$ 14,253	$ 15,274
C000139416 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Fund NAV
Accumulated Value					10,000										9,877									11,070						12,073				11,389			8,923			13,808			16,558			15,984	15,546	16,905
C000236575 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Fund NAV
Accumulated Value		$ 10,000						$ 10,032					$ 10,367					$ 10,594					$ 11,059			$ 11,347			$ 11,557		$ 12,041
C000125661 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Fund NAV
Accumulated Value					10,000										10,090									10,239						10,446				10,785			10,990			11,022			11,025			11,601	12,300	12,906
C000137261 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Fund NAV
Accumulated Value					10,000										10,249									11,414						11,718				11,714			11,634			12,798			11,826			13,294	14,644	15,840
C000113876 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Fund NAV
Accumulated Value					10,000										10,128									10,287						10,470				10,804			10,967			11,044			10,961			11,583	12,406	13,113
C000242839 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Fund NAV
Accumulated Value	$ 10,000					$ 9,966	$ 10,123			$ 11,612		$ 10,961				$ 11,896	$ 11,708			$ 11,696		$ 12,302			$ 14,576
C000132818 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Fund NAV
Accumulated Value					10,000										10,473									11,548						12,002				12,362			12,199			13,383			13,325			14,388	16,400	17,667
C000189608 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Fund NAV
Accumulated Value			$ 10,000						$ 9,866										$ 11,076								$ 11,961					$ 13,469			$ 11,194			$ 11,438			$ 12,941			$ 13,867
MSCI All Country World Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI All Country World Index (Net)
Accumulated Value	10,000			10,000		9,737	11,212			11,662	9,773	12,606				12,930	13,535			13,043	11,003	14,607			15,857			11,541					15,843			12,682			14,013			18,608			22,822
Bloomberg U S Universal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg U.S. Universal Index
Accumulated Value		10,000	10,000		10,000			9,506	10,008				10,177		10,507			9,620	11,144				10,142	10,692		10,697	11,808		10,968	10,484	11,393	11,865		11,674	9,992		12,370	10,111		12,429	11,243		10,467	11,975		10,592	11,778	12,544
S And P Global Broad Market Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														S&P Global Broad Market Index (Net)
Accumulated Value					10,000										10,236									12,645						12,499				13,994			14,576			20,105			15,947			17,435	23,045	28,097
S And P Total Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														S&P Total Market Index
Accumulated Value					10,000										10,424									12,922						13,770				15,614			17,174			24,742			20,550			22,275	30,738	37,164
ICE BofA US Broad Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														ICE BofA US Broad Market Index
Accumulated Value	10,000				10,000	9,830	10,629			10,317		10,837			10,437	10,867	10,861			11,141		11,206		10,532	11,534					10,320				11,529			12,248			12,178			10,255			10,302	11,389	12,087
Bloomberg Roll Select Commodity Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg Roll Select Commodity Total Return Index
Accumulated Value				$ 10,000							$ 9,564										$ 9,178							$ 8,780					$ 12,642			$ 13,999			$ 13,427			$ 13,515			$ 15,494
S And P GSCI Dynamic Roll USD Total Return Index Spliced [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														S&P GSCI Dynamic Roll (USD) Total Return Index (Spliced)
Accumulated Value					10,000										8,627									9,255						10,339				9,759			7,665			11,905			14,388			13,929	13,582	14,819
BlackRock Interest Rate Hedged U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														BlackRock Interest Rate Hedged U.S. Aggregate Bond Index
Accumulated Value		10,000						10,010					10,342					10,570					11,022			11,305			11,517		11,984
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg U.S. Aggregate Bond Index
Accumulated Value		$ 10,000						$ 9,477					$ 10,132					$ 9,511					$ 9,983			$ 10,514			$ 10,784		$ 11,161
Markit iBoxx USD Liquid Investment Grade Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Markit iBoxx USD Liquid Investment Grade Index
Accumulated Value			10,000		10,000				9,964						10,797				11,760					11,189			12,705			10,735		12,996		12,670	10,130		13,687	10,351		14,001	11,920		10,913	12,722		11,151	12,841	13,705
BlackRock Interest Rate Hedged Corporate Bond Index Spliced [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														BlackRock Interest Rate Hedged Corporate Bond Index (Spliced)
Accumulated Value					10,000										10,381									11,228						11,502				11,758			11,764			12,556			11,958			13,079	14,332	15,310
ICE BofA 6 Month US Treasury Bill Index Spliced [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														ICE BofA 6-Month US Treasury Bill Index (Spliced)
Accumulated Value					10,000										10,064									10,148						10,319				10,599			10,736			10,749			10,805			11,332	11,967	12,493
BlackRock Interest Rate Hedged Long Term Corporate Bond Index Spliced [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														BlackRock Interest Rate Hedged Long-Term Corporate Bond Index (Spliced)
Accumulated Value					10,000										10,389									11,709						12,058				12,088			11,594			12,872			11,814			13,295	14,688	15,874
ICE BofA 10 Plus Year US Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														ICE BofA 10+ Year US Corporate Index
Accumulated Value					10,000										11,235									11,922						11,156				13,951			15,121			15,809			10,907			11,008	13,174	13,967
Bloomberg U S 1 3 Year Government Credit Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg U.S. 1-3 Year Government/Credit Bond Index
Accumulated Value					10,000										10,131									10,199						10,234				10,734			11,097			11,092			10,551			10,891	11,572	12,158
BlackRock Inflation Hedged Corporate Bond Index Spliced [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														BlackRock Inflation Hedged Corporate Bond Index (Spliced)
Accumulated Value			$ 10,000						$ 9,875										$ 11,117								$ 12,067					$ 13,987			$ 11,752			$ 12,019			$ 13,546			$ 14,468
ICE Clean Energy Transition Metals Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														ICE Clean Energy Transition Metals Index
Accumulated Value	$ 10,000					$ 9,978	$ 10,151			$ 11,665		$ 11,021				$ 11,975	$ 11,808			$ 11,812		$ 12,430			$ 14,728
Markit iBoxx USD Liquid High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Markit iBoxx USD Liquid High Yield Index
Accumulated Value					10,000										10,845									11,718						11,833				12,903			13,105			14,298			12,748			13,399	15,598	16,886
BlackRock Interest Rate Hedged High Yield Bond Index Spliced [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														BlackRock Interest Rate Hedged High Yield Bond Index (Spliced)
Accumulated Value					$ 10,000										$ 10,678									$ 11,727						$ 12,197				$ 12,625			$ 12,408			$ 13,721			$ 13,502			$ 14,486	$ 16,429	$ 17,604